Schedule of Investments(a)
September 30, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.70%
Aerospace & Defense–3.59%
Airbus SE (France)	23,764	$3,478,010
General Electric Co.	35,256	6,648,576
Huntington Ingalls Industries, Inc.	5,654	1,494,805
Northrop Grumman Corp.	9,118	4,814,942
		16,436,333
Apparel Retail–0.51%
TJX Cos., Inc. (The)	19,883	2,337,048
Apparel, Accessories & Luxury Goods–0.53%
Cie Financiere Richemont S.A. (Switzerland)	15,215	2,416,207
Application Software–1.71%
Intuit, Inc.	3,567	2,215,107
Salesforce, Inc.	20,530	5,619,266
		7,834,373
Asset Management & Custody Banks–2.17%
Ares Management Corp., Class A	19,623	3,058,048
BlackRock, Inc.	7,256	6,889,645
		9,947,693
Biotechnology–1.33%
AbbVie, Inc.	30,876	6,097,392
Building Products–2.61%
Carlisle Cos., Inc.	7,473	3,360,982
Fortune Brands Innovations, Inc.	33,485	2,997,912
Johnson Controls International PLC	72,296	5,610,892
		11,969,786
Cable & Satellite–1.00%
Comcast Corp., Class A	109,728	4,583,339
Construction Materials–1.79%
CRH PLC	88,458	8,203,595
Consumer Finance–1.32%
American Express Co.	22,346	6,060,235
Consumer Staples Merchandise Retail–3.14%
Walmart, Inc.	178,142	14,384,967
Diversified Banks–7.25%
Fifth Third Bancorp	77,653	3,326,655
JPMorgan Chase & Co.	67,509	14,234,948
PNC Financial Services Group, Inc. (The)	51,145	9,454,153
Wells Fargo & Co.(b)	109,329	6,175,995
		33,191,751
Diversified Metals & Mining–0.52%
Teck Resources Ltd., Class B (Canada)	45,210	2,361,770
Electric Utilities–4.10%
American Electric Power Co., Inc.	47,554	4,879,040
Entergy Corp.	61,416	8,082,960
Shares		Value
Electric Utilities–(continued)
PPL Corp.	175,160	$5,794,293
		18,756,293
Electrical Components & Equipment–3.53%
ABB Ltd. (Switzerland)	79,572	4,616,417
Emerson Electric Co.(b)	64,848	7,092,426
Hubbell, Inc.	10,398	4,453,983
		16,162,826
Electronic Manufacturing Services–0.60%
TE Connectivity PLC (Switzerland)	18,065	2,727,634
Financial Exchanges & Data–1.32%
CME Group, Inc., Class A	27,345	6,033,674
Food Distributors–1.43%
Sysco Corp.	84,138	6,567,812
Health Care Equipment–3.74%
Becton, Dickinson and Co.	28,877	6,962,245
Medtronic PLC	63,993	5,761,290
Stryker Corp.(b)	12,185	4,401,953
		17,125,488
Health Care Supplies–0.51%
Alcon, Inc.(b)	23,322	2,333,833
Home Improvement Retail–2.31%
Lowe’s Cos., Inc.(b)	39,010	10,565,859
Household Products–1.16%
Colgate-Palmolive Co.	51,119	5,306,663
Industrial Machinery & Supplies & Components–1.51%
Parker-Hannifin Corp.	10,913	6,895,052
Industrial REITs–1.65%
Prologis, Inc.(b)	59,651	7,532,728
Integrated Oil & Gas–3.49%
Chevron Corp.(b)	69,465	10,230,111
Suncor Energy, Inc. (Canada)	155,347	5,735,411
		15,965,522
Integrated Telecommunication Services–2.28%
AT&T, Inc.	243,359	5,353,898
Deutsche Telekom AG (Germany)	172,531	5,067,102
		10,421,000
Investment Banking & Brokerage–2.99%
Charles Schwab Corp. (The)(b)	84,381	5,468,733
Morgan Stanley	79,034	8,238,504
		13,707,237
Life Sciences Tools & Services–0.59%
Lonza Group AG (Switzerland)	4,220	2,677,941
Managed Health Care–4.27%
Elevance Health, Inc.	8,274	4,302,480

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Dividend Fund

Shares		Value
Managed Health Care–(continued)
UnitedHealth Group, Inc.	26,107	$15,264,241
		19,566,721
Movies & Entertainment–1.68%
Walt Disney Co. (The)(b)	80,009	7,696,066
Multi-Family Residential REITs–0.73%
Mid-America Apartment Communities, Inc.(b)	21,026	3,341,031
Multi-line Insurance–1.78%
American International Group, Inc.	111,576	8,170,710
Multi-Utilities–0.68%
Public Service Enterprise Group, Inc.	34,992	3,121,636
Oil & Gas Exploration & Production–2.75%
ConocoPhillips	71,390	7,515,939
Marathon Oil Corp.	190,188	5,064,707
		12,580,646
Oil & Gas Storage & Transportation–0.57%
Cheniere Energy, Inc.	14,407	2,590,955
Paper & Plastic Packaging Products & Materials–0.57%
Smurfit WestRock PLC	53,199	2,629,095
Personal Care Products–0.85%
Estee Lauder Cos., Inc. (The), Class A	15,664	1,561,544
L’Oreal S.A. (France)	5,194	2,329,699
		3,891,243
Pharmaceuticals–6.09%
AstraZeneca PLC (United Kingdom)	29,087	4,531,359
Johnson & Johnson	71,143	11,529,435
Merck & Co., Inc.	58,565	6,650,641
Sanofi S.A., ADR	89,745	5,172,004
		27,883,439
Property & Casualty Insurance–1.02%
Hartford Financial Services Group, Inc. (The)	39,851	4,686,876
Rail Transportation–2.04%
Union Pacific Corp.	37,981	9,361,557
Regional Banks–0.76%
Citizens Financial Group, Inc.	26,762	1,099,116
Huntington Bancshares, Inc.	160,509	2,359,482
		3,458,598
Restaurants–2.11%
McDonald’s Corp.	31,726	9,660,884
Semiconductor Materials & Equipment–0.58%
Lam Research Corp.	3,270	2,668,582
Semiconductors–3.80%
Analog Devices, Inc.	40,884	9,410,270
Shares		Value
Semiconductors–(continued)
Broadcom, Inc.	27,631	$4,766,348
Marvell Technology, Inc.	44,653	3,220,374
		17,396,992
Soft Drinks & Non-alcoholic Beverages–0.75%
PepsiCo, Inc.	20,144	3,425,487
Specialty Chemicals–1.54%
DuPont de Nemours, Inc.	52,211	4,652,522
PPG Industries, Inc.	18,056	2,391,698
		7,044,220
Systems Software–1.65%
Microsoft Corp.	17,567	7,559,080
Telecom Tower REITs–0.50%
American Tower Corp.	9,879	2,297,460
Timber REITs–0.82%
Weyerhaeuser Co.	110,196	3,731,237
Tobacco–2.73%
Philip Morris International, Inc.	102,873	12,488,782
Trading Companies & Distributors–0.52%
AerCap Holdings N.V. (Ireland)	25,351	2,401,247
Transaction & Payment Processing Services–1.23%
Visa, Inc., Class A	20,552	5,650,772
Total Common Stocks & Other Equity Interests (Cost $336,276,649)		451,907,367
Money Market Funds–1.27%
Invesco Government & Agency Portfolio, Institutional Class, 4.84%(c)(d)	2,030,951	2,030,951
Invesco Treasury Portfolio, Institutional Class, 4.78%(c)(d)	3,771,093	3,771,093
Total Money Market Funds (Cost $5,802,044)		5,802,044
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $342,078,693)		457,709,411
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–7.44%
Invesco Private Government Fund, 4.96%(c)(d)(e)	10,879,666	10,879,666
Invesco Private Prime Fund, 5.02%(c)(d)(e)	23,200,932	23,210,212
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $34,089,878)		34,089,878
TOTAL INVESTMENTS IN SECURITIES–107.41% (Cost $376,168,571)		491,799,289
OTHER ASSETS LESS LIABILITIES—(7.41)%		(33,931,732)
NET ASSETS–100.00%		$457,867,557
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Dividend Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at September 30, 2024.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,052,089	$25,882,142	$(27,903,280)	$-	$-	$2,030,951	$136,520
Invesco Liquid Assets Portfolio, Institutional Class	2,894,590	13,246,704	(16,140,381)	(815)	(98)	-	71,974
Invesco Treasury Portfolio, Institutional Class	4,630,959	38,063,250	(38,923,116)	-	-	3,771,093	182,269
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,610,107	260,833,583	(255,564,024)	-	-	10,879,666	346,875*
Invesco Private Prime Fund	16,290,223	530,759,908	(523,828,371)	(1,377)	(10,171)	23,210,212	904,665*
Total	$33,477,968	$868,785,587	$(862,359,172)	$(2,192)	$(10,269)	$39,891,922	$1,642,303

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Dividend Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$426,790,632	$25,116,735	$—	$451,907,367
Money Market Funds	5,802,044	34,089,878	—	39,891,922
Total Investments	$432,592,676	$59,206,613	$—	$491,799,289
Invesco V.I. Diversified Dividend Fund